Other accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of other accrued liabilities	The Company had the following other accrued liabilities at December 31:
	2015	2014
Accrued professional services	$ 23	$ 8
Rents	19	44
Management fees	503	280
Accrued interest	49	-
Other	21	6
Total	$ 615	$ 338